Quarterly Holdings Report
for
Fidelity® Disruptive Communications ETF
August 31, 2024
DRC-NPRT1-1024
1.9907226.101
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 43.8%
Diversified Telecommunication Services - 3.0%
Cellnex Telecom SA (a)	37,809	1,459,867
Entertainment - 9.4%
Netflix, Inc. (b)	1,660	1,164,241
Sea Ltd. ADR Class A (b)	30,314	2,373,889
Spotify Technology SA (b)	1,759	603,126
Ubisoft Entertainment SA (b)	21,732	412,948
		4,554,204
Interactive Media & Services - 21.2%
Alphabet, Inc. Class A	16,612	2,714,069
Bumble, Inc. Class A (b)	41,675	279,639
Meta Platforms, Inc. Class A	6,086	3,172,694
NAVER Corp.	8,637	1,092,000
Pinterest, Inc. Class A (b)	22,849	732,082
Snap, Inc. Class A (b)	158,247	1,478,027
Tencent Holdings Ltd.	16,815	823,736
		10,292,247
Media - 6.1%
Comcast Corp. Class A	27,183	1,075,631
EchoStar Corp. Class A (b)	16,349	303,110
Liberty Broadband Corp. Class A (b)	25,875	1,584,844
		2,963,585
Wireless Telecommunication Services - 4.1%
T-Mobile U.S., Inc.	10,103	2,007,668
TOTAL COMMUNICATION SERVICES		21,277,571
CONSUMER DISCRETIONARY - 9.4%
Broadline Retail - 9.4%
Alibaba Group Holding Ltd. sponsored ADR	8,335	694,639
Amazon.com, Inc. (b)	14,273	2,547,731
PDD Holdings, Inc. ADR (b)	13,917	1,337,563
		4,579,933
ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Reliance Industries Ltd. GDR (a)	14,609	1,031,395
INDUSTRIALS - 4.0%
Construction & Engineering - 1.2%
Dycom Industries, Inc. (b)	3,184	560,257
Ground Transportation - 2.8%
Uber Technologies, Inc. (b)	18,856	1,378,939
TOTAL INDUSTRIALS		1,939,196
INFORMATION TECHNOLOGY - 34.5%
Communications Equipment - 5.8%
Arista Networks, Inc. (b)	8,006	2,829,160
IT Services - 2.5%
Cloudflare, Inc. Class A (b)	5,822	478,219
Twilio, Inc. Class A (b)	11,626	729,648
		1,207,867
Semiconductors & Semiconductor Equipment - 14.8%
Impinj, Inc. (b)	4,083	686,352
NVIDIA Corp.	24,732	2,952,259
NXP Semiconductors NV	2,859	732,933
ON Semiconductor Corp. (b)	5,536	431,088
Renesas Electronics Corp.	26,490	455,543
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	11,139	1,912,566
		7,170,741
Software - 8.6%
Cadence Design Systems, Inc. (b)	4,052	1,089,704
Microsoft Corp.	3,447	1,437,882
Samsara, Inc. Class A (b)	12,562	515,921
Synopsys, Inc. (b)	1,015	527,374
Zoom Video Communications, Inc. Class A (b)	8,901	614,881
		4,185,762
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	5,869	1,344,001
TOTAL INFORMATION TECHNOLOGY		16,737,531
REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 6.0%
American Tower Corp.	13,024	2,918,157
TOTAL COMMON STOCKS (Cost $36,446,736)		48,483,783

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $116,424)	116,401	116,424

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $36,563,160)	48,600,207
NET OTHER ASSETS (LIABILITIES) - 0.0%	(9,162)
NET ASSETS - 100.0%	48,591,045

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,491,262 or 5.1% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	391,277	828,585	1,103,448	3,978	10	-	116,424	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	834	834	-	-	-	-	0.0%
Total	391,277	829,419	1,104,282	3,978	10	-	116,424

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.